Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement in the financial statements	6 Months Ended
Jun. 30, 2021 USD ($)
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Research and development expenses	$ 160,751
General and administrative expenses	920,943
Total operating expenses	1,081,694
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Research and development expenses	(119,330)
General and administrative expenses	119,330
Total operating expenses
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Research and development expenses	41,421
General and administrative expenses	1,040,273
Total operating expenses	$ 1,081,694